Supplemental Cash flow Information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Supplemental Cash flow Information
25.	SUPPLEMENTAL CASH FLOW INFORMATION
During the years ended December 31, 2020 and 2019, the Company conducted the following non-cash
investing and financing
t
ransactions:

	2020	2019
Shares, options, warrants, DSUs and PSUs issued in Leagold Acquisition	$764,083	$-
Shares issued to settle debt	-	10,110
Non-cash changes in accounts payable in relation to capital expenditures	(16,488)	(1,427)
Non-cash proceeds from sale of assets	514	2,321
Recoverable taxes reclassified from mineral properties, plant and equipment to accounts receivable and other assets	-	(11,294)
Right-of-use assets recognized (note 15(a))	13,612	1,548